TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 210,218,501	$ 154,632,116
Less than one month
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	195,325,587	147,177,119
Between one and three months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	6,843,836	2,230,594
Between three and six months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	1,808,425	1,708,015
Between six and eight months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	2,235,866	509,855
Older than eight months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 4,004,787	$ 3,006,533